Climate change and energy transition - MidPrice Outlook (Details)	12 Months Ended
Dec. 31, 2023 $ / bbl
2024 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	69
2024 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	94
2024 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	86
2024 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	74
2024 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	94
2025 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	67
2025 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	80
2025 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	79
2025 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	75
2025 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	91
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2030 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	50
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	43
2030 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	77
2030 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	76
2035 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2035 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	39
2035 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	39
2035 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	81
2035 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	72
2040 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2040 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	37
2040 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	34
2040 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	83
2040 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	68
2050 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2050 | Average prices from four 1.5-2 degrees Celsius external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	40
2050 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	26
2050 | NGFS GCAM NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	112
2050 | IEA APS
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	61